CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2024
CONTRACT LIABILITIES
CONTRACT LIABILITIES

18.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2023	2024
Advances from customers for Mobile	3,267	3,285
Advances from customers for Enterprise	1,587	2,306
Advances from customers for WIB	1,291	1,322
Advances from customers for Consumer	244	244
Advances from customers for others	459	581
Total	6,848	7,738

b.	Non-Current

	2023	2024
Advances from customers for WIB	795	948
Advances from customers for Consumer	705	602
Advances from customers for Enterprise	251	247
Advances from customers for others	840	687
Total	2,591	2,484

Movements of contract liabilities for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
At January, 1	7,856	9,439
Deferred during the year	7,878	7,631
Recognized as revenue during the year	(6,295)	(6,848)
At December, 31	9,439	10,222
Current	(6,848)	(7,738)
Non-Current	2,591	2,484

Refer to Note 31 for details of related party transactions.